DEBT (Tables)	6 Months Ended
Jun. 30, 2021
Debt Disclosure [Abstract]
Schedule of assets pledged	Assets pledged

(in thousands of $)	2021	2020
Vessels and equipment, net	3,340,562	3,306,863